UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  28-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Quincy J. Lee
Title:     Manager of Trango II, L.L.C., the General Partner
Phone:     512.351.4440

Signature, Place, and Date of Signing:

     Quincy J. Lee     Austin, Texas     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $105,510 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGIANT TRAVEL CO            COM              01748X102     3194   120879 SH       SOLE                   120879
AMYLIN PHARMACEUTICALS INC     COM              032346108     3514   120309 SH       SOLE                   120309
BURLINGTON NORTHN SANTA FE C   COM              12189T104      641    18000 SH  CALL SOLE                    18000
BURLINGTON NORTHN SANTA FE C   COM              12189T104     6492    70400 SH       SOLE                    70400
CRYPTOLOGIC LIMITED            SHS              G3159C109     8087   509929 SH       SOLE                   509929
DIAMOND HILL INVESTMENT GROU   COM NEW          25264R207     1224    15997 SH       SOLE                    15997
DOLLAR FINL CORP               COM              256664103     7452   324006 SH       SOLE                   324006
E M C CORP MASS                COM              268648102     9536   665000 SH       SOLE                   665000
FEDERAL HOME LN MTG CORP       COM              313400301       21    46500 SH  PUT  SOLE                    46500
FIRST CASH FINL SVCS INC       COM              31942D107     5069   490700 SH       SOLE                   490700
GENERAL COMMUNICATION INC      CL A             369385109      162    26316 SH       SOLE                    26316
ISHARES TR                     20+ YR TRS BD    464287432       70    16000 SH  PUT  SOLE                    16000
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562P111      338   200000 SH       SOLE                   200000
LAMAR ADVERTISING CO           CL A             512815101     4528   126032 SH       SOLE                   126032
LEARNING TREE INTL INC         COM              522015106    12351   880981 SH       SOLE                   880981
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     3578  1687870 SH       SOLE                  1687870
LODGENET INTERACTIVE CORP      COM              540211109     1577   258967 SH       SOLE                   258967
NICHOLAS FINANCIAL INC         COM NEW          65373J209     4595   744704 SH       SOLE                   744704
NII HLDGS INC                  CL B NEW         62913F201     2542    80000 SH       SOLE                    80000
ORBITZ WORLDWIDE INC           COM              68557K109     1439   208852 SH       SOLE                   208852
PROSHARES TR                   ULTR SHRT MSCI   74347R354     2470    30000 SH       SOLE                    30000
TEEKAY CORPORATION             COM              Y8564W103    13970   328931 SH       SOLE                   328931
TFS FINL CORP                  COM              87240R107     2621   217911 SH       SOLE                   217911
TITAN INTL INC ILL             COM              88830M102     5667   185150 SH       SOLE                   185150
WELLPOINT INC                  COM              94973v107     4038    91500 SH       SOLE                    91500
WISDOMTREE TRUST               JP SMALLCP DIV   97717W836      334     7500 SH       SOLE                     7500